INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Reserves related to discontinued operations and restructuring charges	$ 5	$ 4
Receivables (doubtful accounts and adjustments)	178	153
Accruals for retained insurance risks	197	217
Other long-term liabilities	53	52
Benefit plans	190	185
Other accrued liabilities	31	14
Investments and other assets	5	4
Net operating loss carryforwards	695	842
Stock-based compensation	44	83
Other items	41	46
Deferred tax assets, gross	1,439	1,600
Valuation allowance	(61)	(66)
Deferred tax assets, net	1,378	1,534
Liabilities
Depreciation and fixed-asset differences	418	469
Deferred gain on debt exchanges	53	53
Intangible assets	115	103
Deferred tax liabilities, total	586	625
Reconciliation of the deferred tax assets and liabilities
Current portion of deferred income taxes	418	282
Deferred income taxes, net of current portion	374	627
Noncurrent deferred income tax liability	0	0
Net deferred tax asset (liability)	$ 792	$ 909